                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 1999
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Capital Counsel LLC
       -------------------------------------------------------------------------

Address: 350 Park Avenue, 11th Floor
         -----------------------------------------------------------------------
         New York, NY 10022
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------


Form 13F File Number:  28-
                          -------------


The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terence S. Greene
       -------------------------------------------------------------------------
Title: Member
       -------------------------------------------------------------------------
Phone: 212-350-4520
       -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Terence S. Greene              New York, NY                  May 25, 2000
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:     82
                                            ---
Form 13F Information Table Value Total:     $450,930
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

CAPITAL COUNSEL LLC
FORM 13F
December 31, 1999


                                Title
                                 of                 Value      Shares/   Sh/  Put/  Invstmt    Other              Voting Authority
Name of Issuer                  class   CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn   Managers        Sole      Shared  None
====================================================================================================================================
FHLB                                   313384RQ4     350  350,000  PRN          Sole                  350,000
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                        COM   885535104   3,746   79,700   SH          Sole                   79,700
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES              COM   002824100     450   12,400   SH          Sole                   12,400
------------------------------------------------------------------------------------------------------------------------------------
ADVO INC                         COM   007585102     218    9,200   SH          Sole                    9,200
------------------------------------------------------------------------------------------------------------------------------------
ALZA CORP                        COM   022615108   2,770   80,000   SH          Sole                   80,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATL GROUP INC     COM   026874107  12,979  120,033   SH          Sole                  120,033
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                        COM   031162100   1,315   21,900   SH          Sole                   21,900
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH BANCORPORATION           COM   032165102     542   28,065   SH          Sole                   28,065
------------------------------------------------------------------------------------------------------------------------------------
ASPEN TECHNOLOGY INC             COM   045327103     719   27,200   SH          Sole                   27,200
------------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RICHFIELD CO            COM   048825103   4,057   46,906   SH          Sole                   46,906
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC.                COM   057224107   1,215   57,666   SH          Sole                   57,666
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP             COM   060505104     231    4,603   SH          Sole                    4,603
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB             COM   110122108     205    3,187   SH          Sole                    3,187
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS SYS INC   COM   111621108     348    1,966   SH          Sole                    1,966
------------------------------------------------------------------------------------------------------------------------------------
CARRIER ACCESS CORP.             COM   144460102     392    5,830   SH          Sole                    5,830
------------------------------------------------------------------------------------------------------------------------------------
CIRRUS LOGIC INC.                COM   172755100     186   14,000   SH          Sole                   14,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                    COM   17275R102   2,832   26,438   SH          Sole                   26,438
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                     COM   191216100   6,944  119,207   SH          Sole                  119,207
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC                   COM   204912109  17,248  246,627   SH          Sole                  246,627
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                  COM   206197105   1,236   48,000   SH          Sole                   48,000
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICON                  COM   232806109     276    8,528   SH          Sole                    8,528
------------------------------------------------------------------------------------------------------------------------------------
DALLAS SEMICONDUCTOR CORP.       COM   235204104   3,049   47,310   SH          Sole                   47,310
------------------------------------------------------------------------------------------------------------------------------------
DANAHER CORP.                    COM   235851102   1,059   21,956   SH          Sole                   21,956
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP               COM   247025109   1,071   21,000   SH          Sole                   21,000
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                   COM   254687106  12,746  435,747   SH          Sole                  435,747
------------------------------------------------------------------------------------------------------------------------------------
DST SYS INC                      COM   233326107  15,677  205,428   SH          Sole                  205,428
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP                       COM   268648102   4,365   39,950   SH          Sole                   39,950
------------------------------------------------------------------------------------------------------------------------------------
EQUITY OIL CO                    COM   294749106      45   40,000   SH          Sole                   40,000
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC CL A         COM   302182100   1,824   28,500   SH          Sole                   28,500
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION          COM   30231g102   2,692   33,419   SH          Sole                   33,419
------------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC & CO INC              COM   303250104   1,102   20,800   SH          Sole                   20,800
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN            COM   313586109   2,268   36,330   SH          Sole                   36,330
------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP TENN            COM   318900107     218    5,000   SH          Sole                    5,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                  COM   319963104  23,694  480,493   SH          Sole                  480,493
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO              COM   369604103   3,435   22,198   SH          Sole                   22,198
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC.             COM   375558103     216    4,000   SH          Sole                    4,000
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                      COM   375766102   7,739  187,900   SH          Sole                  187,900
------------------------------------------------------------------------------------------------------------------------------------
HARTE-HANKS INC                  COM   416196103  19,136  879,812   SH          Sole                  879,812
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                   COM   437076102   1,237   18,000   SH          Sole                   18,000
------------------------------------------------------------------------------------------------------------------------------------
HUBBELL INC. CLASS B             COM   443510201     928   34,046   SH          Sole                   34,046
------------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC                   COM   449934108   4,065  149,500   SH          Sole                  149,500
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                       COM   458140100  58,473  710,376   SH          Sole                  710,376
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS MACHINES CORP.     COM   459200101   1,024    9,490   SH          Sole                    9,490
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                COM   478160104   1,837   19,700   SH          Sole                   19,700
------------------------------------------------------------------------------------------------------------------------------------
LITTON INDUSTRIES INC.           COM   538021106     848   17,000   SH          Sole                   17,000
------------------------------------------------------------------------------------------------------------------------------------
MACROMEDIA INC.                  COM   556100105     595    8,140   SH          Sole                    8,140
------------------------------------------------------------------------------------------------------------------------------------
MARSHALL & ILSLEY CORP.          COM   571834100     565    9,000   SH          Sole                    9,000
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                        COM   55262L100     248    9,112   SH          Sole                    9,112
------------------------------------------------------------------------------------------------------------------------------------
MC GRAW HILL COMPANIES INC       COM   580645109     524    8,500   SH          Sole                    8,500
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                   COM   589331107  17,808  265,050   SH          Sole                  265,050
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                   COM   594918104   2,544   21,792   SH          Sole                   21,792
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MINING & MFG. CO.            604059105   1,267   12,948   SH          Sole                   12,948
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN TRUST CORP              COM   665859104     244    4,600   SH          Sole                    4,600
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                      COM   713448108   9,498  269,446   SH          Sole                  269,446
------------------------------------------------------------------------------------------------------------------------------------
PLANTRONICS INC NEW              COM   727493108   1,267   17,700   SH          Sole                   17,700
------------------------------------------------------------------------------------------------------------------------------------
PRESIDENTIAL LIFE CORP           COM   740884101     919   50,000   SH          Sole                   50,000
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO              COM   742718109     498    4,548   SH          Sole                    4,548
------------------------------------------------------------------------------------------------------------------------------------

                                CAPITAL COUNSEL
                                    FORM 13F
                               December 31, 1999



                                                                                                             VOTING AUTHORITY
                                                    VALUE     SHARES/      SH/  PUT/   INVSTMT   OTHER       ----------------
     NAME OF ISSUER     TITLE OF CLASS   CUSIP    (X$1000)    PRN AMT      PRN  CALL   DSCRETN  MANAGERS   SOLE         SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
PROLOGIS TR SH BEN INT           COM   743410102     277      14,400        SH          Sole                14,400
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL GROUP INC         COM   743866105     235       6,559        SH          Sole                 6,559
------------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP                     COM   800907107   1,717      17,190        SH          Sole                17,190
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP             COM   806605101     344       8,128        SH          Sole                 8,128
------------------------------------------------------------------------------------------------------------------------------------
SIGMA ALDRICH CORP               COM   826552101     271       9,000        SH          Sole                 9,000
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                   COM   834182107  75,395     792,585        SH          Sole               792,585
------------------------------------------------------------------------------------------------------------------------------------
STATE STREET CORP                COM   857477103  50,187     686,906        SH          Sole               686,906
------------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP                     COM   863667101   1,128      16,200        SH          Sole                16,200
------------------------------------------------------------------------------------------------------------------------------------
SYKES ENTERPRISES INC            COM   871237103  10,861     247,550        SH          Sole               247,550
------------------------------------------------------------------------------------------------------------------------------------
THOMAS & BETTS CORP              COM   884315102     491      15,400        SH          Sole                15,400
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTION SYS ARCHITECTS       COM   893416107  11,872     424,000        SH          Sole               424,000
------------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO                       COM   896047107     330       6,000        SH          Sole                 6,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                COM   902124106   2,433      62,378        SH          Sole                62,378
------------------------------------------------------------------------------------------------------------------------------------
UNIGRAPHICS SOLUTIONS INC        COM   904928108     918      34,000        SH          Sole                34,000
------------------------------------------------------------------------------------------------------------------------------------
US ONCOLOGY INC COM              COM   90338W103     665     134,724        SH          Sole               134,724
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                      COM   931422109     236       8,064        SH          Sole                 8,064
------------------------------------------------------------------------------------------------------------------------------------
XILINX INC                       COM   983919101   7,912     174,000        SH          Sole               174,000
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO PLC ADR                 ADR   055622104     220       3,702        SH          Sole                 3,702
------------------------------------------------------------------------------------------------------------------------------------
REUTERS GROUP PLC ADR            ADR   76132M102   8,757     108,366        SH          Sole               108,366
------------------------------------------------------------------------------------------------------------------------------------
SAP AKTIENGESELLSCHAFT           ADR   803054204   1,276      24,500        SH          Sole                24,500
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD COM             ADR   806857108     525       9,350        SH          Sole                 9,350
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO S A ADR CV   ADR   879403780     225       2,000        SH          Sole                 2,000
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE AIRTOUCH PLC ADR        ADR   92857T107     423       8,540        SH          Sole                 8,540
------------------------------------------------------------------------------------------------------------------------------------
FIRST ISRAEL FD INC.                   32063L100     850      50,000.000    SH          Sole                50,000.000
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN INTL GROWTH EQUITY FD         665162509     170      11,895.387    SH          Sole                11,895.387
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                               82  450,930
------------------------------------------------------------------------------------------------------------------------------------


                                       2